EXCHANGEABLE NOTES - Assumptions used in determining fair values of Exchangeable Notes (Details)	Dec. 31, 2023	Dec. 31, 2022
WFOE Exchangeable Notes | Risk-free interest rate
EXCHANGEABLE NOTES
Measurement input	0.0175	0.0207
WFOE Exchangeable Notes | Discount rate
EXCHANGEABLE NOTES
Measurement input	0.2000	0.2000
WFOE Exchangeable Notes | Probability of conversion
EXCHANGEABLE NOTES
Measurement input	0.9000
WFOE Exchangeable Notes | Probability of conversion | Minimum
EXCHANGEABLE NOTES
Measurement input		0.5000
WFOE Exchangeable Notes | Probability of conversion | Maximum
EXCHANGEABLE NOTES
Measurement input		0.7500
WFOE Exchangeable Notes | Bond yields | Minimum
EXCHANGEABLE NOTES
Measurement input	0.0327	0.0735
WFOE Exchangeable Notes | Bond yields | Maximum
EXCHANGEABLE NOTES
Measurement input	0.0406	0.0776
WFOE Exchangeable Notes | Probability of occurrence of Qualified IPO
EXCHANGEABLE NOTES
Measurement input	0.9000	0.4500
Lightning Speed Exchangeable Notes | Risk-free interest rate | Minimum
EXCHANGEABLE NOTES
Measurement input	0.0208	0.0240
Lightning Speed Exchangeable Notes | Risk-free interest rate | Maximum
EXCHANGEABLE NOTES
Measurement input	0.0229	0.0260
Lightning Speed Exchangeable Notes | Probability of conversion
EXCHANGEABLE NOTES
Measurement input	0.7500	0.7500
Lightning Speed Exchangeable Notes | Bond yields
EXCHANGEABLE NOTES
Measurement input	0.0403	0.0711